Debt - Long-Term Debt Obligation (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt		$ 637	$ 113,557
Less: deferred financing costs			1,743
Less current maturities	[1]	125	125
Long-term portion		512	111,689
Senior Secured Convertible Notes
Debt Instrument [Line Items]
Long-term debt			112,793
Other
Debt Instrument [Line Items]
Long-term debt		$ 637	$ 764

[1]	Current maturities of debt are recorded within accrued expenses and other current liabilities on the consolidated balance sheets.